PENN SERIES FUNDS, INC.

Supplement dated March 17, 2022

to the Prospectus dated May 1, 2021, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Mid Core Value Fund

Effective February 16, 2022, Nathan Rawlins joined Philip N. Davidson, Michael Liss, Kevin Toney and Brian Woglom as a portfolio manager of the Mid Core Value Fund (the “Fund”).

As a result of the foregoing, the information in the Prospectus under the heading “Portfolio Managers” in the Fund’s “Fund Summary” section is replaced in its entirety by the following:

Portfolio Managers

The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Phillip N. Davidson, CFA, Senior Vice President and Executive Portfolio Manager of American Century Investment Management, Inc., has served as a portfolio manager of the Fund since May 2013.

Michael Liss, CFA, CPA, Vice President and Senior Portfolio Manager of American Century Investment Management, Inc., has served as a portfolio manager of the Fund since May 2013.

Nathan Rawlins, CFA, Senior Investment Analyst and Portfolio Manager of American Century Investment Management, Inc., has served as a portfolio manager of the Fund since February 2022.

Kevin Toney, CFA, Chief Investment Officer — Global Value Equity, Senior Vice President and Senior Portfolio Manager of American Century Investment Management, Inc., has served as a portfolio manager of the Fund since May 2013.

Brian Woglom, CFA, Vice President and Senior Portfolio Manager of American Century Investment Management, Inc., has served as a portfolio manager of the Fund since May 2013.

The following paragraph is added after the fourth paragraph under the heading “Management — Sub-Advisers — American Century Investment Management, Inc.” in the Fund’s Prospectus:

Nathan Rawlins, CFA, Senior Investment Analyst and Portfolio Manager of American Century Investment Management, Inc., has been a member of the team that manages the Fund since February 2022. He joined American Century in 2015 as an investment analyst and became a portfolio manager in 2022. He holds a bachelor’s degree in business from the University of Kansas and a master’s degree in business administration from the Kelley School of Business at Indiana University. He is a CFA® charterholder.

The changes described above will have no effect on the Fund’s investment objective or principal investment strategy and are not expected to affect the Fund’s fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PM8908    03/22

PENN SERIES FUNDS, INC.

Supplement dated March 17, 2022

to the Statement of Additional Information (“SAI”) dated May 1, 2021, as supplemented

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Mid Core Value Fund

Effective February 16, 2022, Nathan Rawlins joined Philip N. Davidson, Michael Liss, Kevin Toney and Brian Woglom as a portfolio manager of the Mid Core Value Fund (the “Fund”).

As a result of the foregoing, the sentence in the paragraph entitled “Fund Shares Owned by Portfolio Managers” under the section “General Information – Portfolio Managers – American Century Investment Management, Inc.,” is hereby deleted and replaced with the following:

Messrs. Davidson, Liss, Toney and Woglom did not beneficially own any shares of the Fund as of December 31, 2020. Mr. Rawlins did not beneficially own any shares of the Fund as of December 31, 2021.

Additionally, the following is added to the “Other Accounts” chart in the same section of the SAI:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Nathan Rawlins[1]	0	$0	0	$0	0	$0

[1]	The information for Mr. Rawlins is provided as of December 31, 2021.

The changes described above will have no effect on the Fund’s investment objective or principal investment strategy and are not expected to affect the Fund’s fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PM8909    03/22